Document and Entity Information	Jul. 15, 2024
Cover [Abstract]
Entity Registrant Name	AMERICAN VANGUARD CORP
Amendment Flag	false
Entity Central Index Key	0000005981
Document Type	8-K
Document Period End Date	Jul. 15, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-13795
Entity Tax Identification Number	95-2588080
Entity Address, Address Line One	4695 MacArthur Court
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	260-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	AVD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false